RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

15.         RELATED PARTY BALANCES AND TRANSACTIONS

Details of major related party balances as of December 31, 2019 and 2020 are as follows:

(1)	Amounts due from related parties

As of December 31, 2019 and 2020, amounts due from related parties including both current and non-current were as follows:

		As of December 31,
	Note	2019	2020

Beijing Infinities	(i)	$681	$726
Others		7	38
Amounts due from related parties - current		$688	$764

Oak Pacific Investment	(ii)	$91,758	$67,985
Beijing Infinities	(i)	40,000	—
Amounts due from related parties – non current		131,758	67,985
Total		$132,446	$68,749
(i)

The balance represents the receivable from Beijing Infinities in connection with the disposition of the SNS business. The balance includes  a US$40 million receivable in the form of Beijing Infinities shares. Refer to Note 4 for further details.

(ii)

The balance of December 31, 2020 represents the US$50 million note issued by Oak Pacific Investment to Renren and US$18 million accrued interest income. In connection with the private placement transaction completed on June 21, 2018, OPI issued a note to Renren with an interest rate of 8.0% per year. The term of the note is the earlier of five years and the date upon which OPI and its subsidiaries no longer hold any shares of Social Finance Inc. In March 2019, the interest rate was increased to 8.5% per year in connection with a refinancing of Oak Pacific Investment’s debt obligations. In December 2019, OPI repaid the principal of US$9.6 million and the associated interests of US$0.4 million. In March 2020, OPI repaid the principal of US$3.7 million and the associated interests of US$0.3 million. In December 2020, OPI repaid the principal of US$26.4 million and the associated interests of US$1.1 million. The balance is included in amount due from related party, non-current at December 31, 2019 and 2020.

(2)	Amounts due to related parties

	As of December 31,
	2019	2020

Beijing Infinities	$681	$697
Others	93	—
Total	$774	$697

Details of major related party transactions for the years ended December 31, 2018, 2019 and 2020 are as follows:

(3)Major transaction with related parties for amount due from related parties

	Years ended December 31,
	2019	2020
Interest accrued for Promissory note:
OPI	$7,904	$7,756

Promissory note principal received:
OPI	(10,027)	(31,529)

Amount accrued (received) from disposition of Renren SNS:
Beijing Infinities	(6,067)	(40,000)

Loan to a related party:
Beijing Zhenzhong	3,858	3,155

Amount received from loan to a related party:
Beijing Zhenzhong	(4,144)	(3,060)

Equity method Investment:
One Rent	(600)	—

(4)	Transactions with related parties for amount due to related parties

	Years ended December 31,
	2019	2020
Repayment of loan from related parties:
Beijing Infinities	$1,192	$29
OPI	27	—

Loan from a related party:
Beijing Infinities	(1,879)	(1)